Income Taxes - A reconciliation of income tax expense computed at the statutory U.K. income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Benefit for income taxes at the statutory rate	19.00%	19.00%
State taxes, net of federal benefit	0.00%	0.20%
Permanent differences	(5.40%)	0.00%
Foreign rate differential	0.00%	0.00%
Change in valuation allowance	(13.60%)	(19.20%)
Effective income tax rate	0.00%	0.00%